Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operations	$ (3,377,240)	$ 334,298	$ 767,136
Net income (loss) from discontinued operation	(36,404)	(57,376)	1,424,301
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts		35,323	83,370
Reserve for inventories	114,964
Depreciation and amortization	469,848	85,680	3,602
(Gain) loss from disposal of property, plants and equipment	14,764		(143,857)
Deferred tax expenses (benefit)	(478,141)	(63,392)	147,660
Changes in assets and liabilities
Accounts receivable	(180,212)	(6,093,585)	4,092,954
Notes receivable	1,736,538	(1,612,995)
Inventories	(124,833)	1,568,669	(450,926)
Advances to suppliers	(4,514,366)	4,310,499	(7,105,732)
Prepaid expenses and other current assets	(848,518)	537,771	2,289,075
Amount due from related parties	(3,062,904)	1,839,439	(4,971,495)
Accounts payable	333,318	263,957	(404,654)
Advances from customers	(67,293)	37,909	53,467
Accrued expenses and other payables	3,026,677	2,510,145	(2,538,098)
Income tax payable	85,952	142,153	138,888
Net cash provided by (used in) operating activities, continuing operations	(6,871,446)	3,895,871	(8,038,610)
Net cash provided by (used in) operating activities, discontinued operation	615,011	128,898	5,336,443
Total cash provided by (used in) operating activities	(6,256,435)	4,024,769	(2,702,167)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plants and equipment	(6,723,468)	(2,344,667)	(1,255,353)
Purchase of land use right	(4,497,426)
Purchase of short-term investments		(2,141,144)
Purchase of long-term investments	(131,321)
Proceed from disposal of property, plants and equipment	453,652		206,355
Interest-free loan to related parties	(537,866)	(1,042,024)	(101,896)
Collection of loan to related parties		1,042,024	101,896
Net cash used in investing activities, continuing operations	(11,436,429)	(4,485,811)	(1,048,998)
Net cash provided by (used in) investing activities, discontinued operation	399,175	1,135,964	(873,328)
Total cash used in investing activities	(11,037,254)	(3,349,847)	(1,922,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	307,352	294,568	41,002
Repayments of short-term borrowings	(312,305)	(22,985)	(14,082)
Proceeds from interest-free loan from a related party			4,374,249
Repayment of interest-free loan to a related party		(4,289,426)
Interest-free loan to a shareholder		(377,634)	(1,857,441)
Collection of loan from a shareholder	1,821,847	391,116	683,880
Cash receipts from equity issuance, net of issuance cost	20,947,182
Capital contribution			4,261,636
Contribution from non-controlling interests			728,741
Net cash provided by (used in) financing activities, continuing operations	22,764,076	(4,004,361)	8,217,985
Total cash provided by (used in) financing activities	22,764,076	(4,004,361)	8,217,985
Effect of exchange rate changes	78,968	36,324	12,778
Net increase (decrease) in cash, cash equivalents and restricted cash	5,549,355	(3,293,115)	3,606,270
Cash, cash equivalents and restricted cash, at beginning of fiscal year	340,530	3,633,645	27,375
Cash, cash equivalents and restricted cash, at end of fiscal year	5,889,885	340,530	3,633,645
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	4,774,531	322,598	3,633,645
Restricted cash	1,115,354	17,932
Total cash, cash equivalents, and restricted cash	5,889,885	340,530	3,633,645
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	6,523	159
Interests paid	12,107	$ 4,702	19,180
NON-CASH ACTIVITIES:
Settlement of prepayments to a related party with inventories			2,428,036
Settlement of other receivables with receivable from a shareholder			$ 59,682